BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Inventories (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Nov. 30, 2019	Dec. 01, 2018	Feb. 23, 2019	Feb. 24, 2018	Feb. 25, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Percentage of LIFO inventory			85.90%	86.10%
Inventory, LIFO reserve			$ 125.1	$ 117.1
Decrease in cost of sales			18.1	16.7
LIFO expense	$ 18.9	$ 15.7	$ 8.0	$ 3.0	$ (7.9)